Investments - non-current - Summary of Other Investments Non current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [line items]
Equity shares	$ 162.4	₨ 13,349.6	₨ 14,726.2
Investments—measured at Fair value through profit and loss	55.3	4,542.3	3,056.9
Investments—measured at amortized cost	131.0	10,760.0	5,426.1
Total (a+b+c)	348.7	28,651.9	23,209.2
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	78.2	6,433.1	8,029.1
Unquoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	84.2	6,916.5	6,697.1
Investments—measured at Fair value through profit and loss	45.1	3,706.4	2,486.0
Non-cumulative redeemable preference shares (unquoted) [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.0	4.0	4.0
Cumulative redeemable preference shares (unquoted) [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.2	15.0	15.0
Convertible Debentures (unquoted) [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	8.2	673.1	551.9
Unquoted Others [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.6	48.9
Quoted Investment In Government Securities [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	1.2	94.9
Investments—measured at amortized cost	$ 131.0	₨ 10,760.0	₨ 5,426.1